UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 3/31/11

Item 1.  Reports to Stockholders.

Semi-Annual Report

March 31, 2011

1-866-738-4363

www.sierracorefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SIERRA CORE RETIREMENT FUND

PORTFOLIO REVIEW

March 31, 2011 (Unaudited)

The Fund’s performance figures* for the period ending March 31, 2011, compared to its benchmarks:

	Six Months	One Year	Inception** - March 31, 2011	Inception*** - March 31, 2011
Sierra Core Retirement Fund – Class A	2.24%	6.46%	10.82%	-
Sierra Core Retirement Fund – Class A with load	-3.65%	0.32%	8.83%	-
Sierra Core Retirement Fund – Class C	1.92%	5.72%	-	6.79%
Sierra Core Retirement Fund – Class I	2.26%	6.46%	10.76%	-
Sierra Core Retirement Fund – Class R	2.41%	6.74%	11.01%	-
S&P 500 Total Return Index	17.31%	15.65%	-1.46%	23.39%

Comparison of the Change in Value of a $10,000 Investment

*

The performance data quoted here represents past performance.    The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.   Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   The Fund’s total annual operating expenses are 2.45% for Class A and Class I shares, 2.20% for Class R shares and 3.22% for Class C shares per the February 1, 2011, prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

** Inception date is December 24, 2007 for Class A, I and R shares.

*** Inception date is February 5, 2010 for Class C shares.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt	82.5%
Equity	10.0%
Commodity	5.1%
Other, Cash & Cash Equivalents	2.4%
100.00%

SIERRA CORE RETIREMENT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
	Shares		Value
		MUTUAL FUNDS - 97.6%
		COMMODITY - 5.1%
	2,095,101	Goldman Sachs Commodity Strategy Fund	$ 14,141,934
	740,087	Rydex Commodities Strategy Fund *	14,305,888
			28,447,822
		DEBT - 82.5%
	9,187,425	Columbia High Yield Bond Fund	26,092,287
	4,798,153	DoubleLine Total Return Bond Fund - Class I	52,587,752
	2,936,743	Fidelity Real Estate Income Fund	31,628,720
	642,921	Forward Long/Short Credit Analysis Fund - Investor Class	5,027,567
	2,852,059	Hartford Floating Rate Fund	25,554,448
	2,668,117	John Hancock Funds II - Floating Rate Income Fund	25,640,603
	3,863,771	John Hancock Strategic Income Fund	26,157,726
	5,824,005	Oppenheimer Rochester National Municipals	37,506,590
	3,024,969	PIMCO Foreign Bond Fund U.S. Dollar-Hedged - Institutional Class	31,399,178
	3,690,934	PIMCO Income Fund	41,781,372
	2,468,639	Pioneer Global High Yield Fund - Class A	26,291,007
	967,391	Pioneer High Income Municipal Fund	6,936,196
	2,072,577	Pioneer Strategic Income Fund - Class Y	22,943,432
	6,188,092	Putnam Diversified Income Trust - Class Y	50,618,597
	2,837,169	RidgeWorth Seix Floating Rate High Income Fund	25,562,893
	3,460,218	SEI Institutional International Trust - Emerging Markets Debt Fund - Class A	26,159,253
			461,887,621
		EQUITY - 10.0%
	1,073,884	Nuveen Preferred Securities Fund - Class I	18,137,894
	3,727,978	Principal Preferred Securities Fund - Class A	37,838,978
			55,976,872
		TOTAL MUTUAL FUNDS
		(Cost $533,642,436)	546,312,315

		SHORT-TERM INVESTMENTS - 3.2%
	17,852,953	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
		to yield 0.01%**, due 12/31/30 (Cost $17,852,953)	17,852,953

		TOTAL INVESTMENTS - 100.8% (Cost $551,495,389) (a)	$ 564,165,268
		OTHER ASSETS & LIABILITIES - (0.8)%	(4,296,234)
		TOTAL NET ASSETS - 100.0%	$ 559,869,034

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 13,246,278
		Unrealized Depreciation:	(576,399)
		Net Unrealized Appreciation:	$ 12,669,879
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2011.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 551,495,389
At value	$ 564,165,268
Receivable for Fund shares sold	619,465
Dividends and interest receivable	253,840
Prepaid expenses and other assets	88,125
TOTAL ASSETS	565,126,698

LIABILITIES
Payable for Fund shares repurchased	4,336,953
Investment advisory fees payable	586,357
Payable for investments purchased	232,329
Distribution (12b-1) fees payable	61,807
Fees payable to other affiliates	40,218
TOTAL LIABILITIES	5,257,664
NET ASSETS	$ 559,869,034

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 541,156,732
Undistributed net investment income	706,220
Accumulated net realized gain from security transactions	5,336,203
Net unrealized appreciation of investments	12,669,879
NET ASSETS	$ 559,869,034

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
March 31, 2011 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 45,562,581
Shares of beneficial interest outstanding	1,941,917
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 23.46
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 24.89

Class C Shares:
Net Assets	$ 38,397,444
Shares of beneficial interest outstanding	1,622,319
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.67

Class I Shares:
Net Assets	$ 96,657,809
Shares of beneficial interest outstanding	4,124,655
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.43

Class R Shares:
Net Assets	$ 379,251,200
Shares of beneficial interest outstanding	16,256,842
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 23.33

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$ 14,686,883
Interest	3,272
TOTAL INVESTMENT INCOME	14,690,155

EXPENSES
Investment advisory fees	3,209,353
Distribution (12b-1) fees:
Class I	112,519
Class C	174,571
Class A	47,504
Administrative services fees	205,244
Transfer agent fees	38,490
Accounting services fees	35,253
Registration fees	26,193
Custodian fees	25,903
Professional fees	14,106
Compliance officer fees	8,584
Printing and postage expenses	8,210
Trustees fees and expenses	3,317
Insurance expense	3,217
Other expenses	5,993
TOTAL EXPENSES	3,918,457

NET INVESTMENT INCOME	10,771,698

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	5,123,552
Distributions of capital gains from underlying investment companies	451,382
Net change in unrealized appreciation (depreciation) of investments	(4,691,624)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	883,310

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,655,008

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	Year Ended
	March 31, 2011	September 30,
	(Unaudited)	2010
FROM OPERATIONS
Net investment income	$ 10,771,698	$ 13,272,336
Net realized gain from security transactions	5,123,552	19,043,210
Distributions of capital gains from underlying investment companies	451,382	222,475
Net change in unrealized appreciation (depreciation) of investments	(4,691,624)	(669,447)
Net increase in net assets resulting from operations	11,655,008	31,868,574

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,229,690)	(807,792)
Class C	(1,211,819)	-
Class I	(2,606,950)	(2,561,696)
Class R	(11,848,414)	(9,507,446)
From net investment income:
Class A	(746,626)	(692,535)
Class C	(560,956)	(231,047)
Class I	(1,747,001)	(2,505,758)
Class R	(7,357,905)	(9,495,986)
Net decrease in net assets resulting from distributions to shareholders	(27,309,361)	(25,802,260)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	19,230,961	35,311,294
Class C	11,497,184	32,145,753
Class I	76,906,351	161,594,378
Class R	76,621,905	164,106,256
Net asset value of shares issued in reinvestment of distributions:
Class A	1,817,086	1,345,948
Class C	1,664,788	58,973
Class I	4,044,565	4,899,545
Class R	18,765,260	18,810,799
Payments for shares redeemed:
Class A	(5,674,039)	(12,409,112)
Class C	(6,340,769)	(327,744)
Class I	(95,404,629)	(91,528,105)
Class R	(33,002,939)	(22,278,481)
Net increase in net assets from shares of beneficial interest	70,125,725	291,729,504

TOTAL INCREASE IN NET ASSETS	54,471,372	297,795,818

NET ASSETS
Beginning of Period	505,397,662	207,601,844
End of Period*	$ 559,869,034	$ 505,397,662
*Includes undistributed net investment income of:	$ 706,220	$ 347,010

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six
	Months Ended	Year Ended
	March 31, 2011	September 30,
	(Unaudited)	2010
SHARE ACTIVITY
Class A:
Shares Sold	812,305	1,481,659
Shares Reinvested	78,399	57,545
Shares Redeemed	(239,499)	(527,280)
Net increase in shares of beneficial interest outstanding	651,205	1,011,924

Class C:
Shares Sold	478,789	1,350,433
Shares Reinvested	71,089	2,430
Shares Redeemed	(266,885)	(13,537)
Net increase in shares of beneficial interest outstanding	282,993	1,339,326

Class I:
Shares Sold	3,243,771	6,795,485
Shares Reinvested	174,381	209,432
Shares Redeemed	(3,976,456)	(3,852,980)
Net increase (decrease) in shares of beneficial interest outstanding	(558,303)	3,151,937

Class R:
Shares Sold	3,238,276	6,956,551
Shares Reinvested	814,704	806,950
Shares Redeemed	(1,389,440)	(937,005)
Net increase in shares of beneficial interest outstanding	2,663,540	6,826,496

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Six Months
		Ended		Year Ended		Year Ended		Period Ended
		March 31, 2011		September 30,		September 30,		September 30,
	Class A Shares	(Unaudited)		2010		2009		2008 (1)
	Net asset value, beginning of period	$ 24.24		$ 24.26		$ 19.20		$ 20.00

	Activity from investment operations:
	Net investment income (loss) (2)	0.49		0.96		0.81		(0.04)
	Net realized and unrealized
	gain (loss) on investments	0.02		1.25		4.64		(0.76)
	Total from investment operations	0.51		2.21		5.45		(0.80)

	Less distributions from:
	Net investment income	(0.45)		(0.86)		(0.39)		-
	Net realized gains	(0.84)		(1.37)		-		-
	Total distributions	(1.29)		(2.23)		(0.39)		-

	Net asset value, end of period	$ 23.46		$ 24.24		$ 24.26		$ 19.20

	Total return (3)	2.24%	(9)	9.73%		28.73%		(4.00)%	(9)

	Net assets, at end of period (000s)	$ 45,563		$ 31,288		$ 6,765		$ 19	(10)

	Ratio of gross expenses to average
	net assets (4)(7)	1.64%	(6)	1.69%		1.70%		1.79%	(6)
	Ratio of net expenses to average
	net assets (7)	1.64%	(6)	1.70%	(5)	1.75%	(5)	1.75%	(6)
	Ratio of net investment income
	to average net assets (7)(8)	4.09%	(6)	4.01%		3.46%		1.14%	(6)

	Portfolio Turnover Rate	84%	(9)	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class A shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which
	the Fund invests.
(9)	Not annualized.
(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Period Ended
	March 31, 2011		September 30,
Class C Shares	(Unaudited)		2010 (1)
Net asset value, beginning of period	$ 24.44		$ 23.32

Activity from investment operations:
Net investment income (2)	0.40		0.39
Net realized and unrealized
gain on investments	0.03		0.97
Total from investment operations	0.43		1.36

Less distributions from:
Net investment income	(0.36)		(0.24)
Net realized gains	(0.84)		-
Total distributions	(1.20)		(0.24)

Net asset value, end of period	$ 23.67		$ 24.44

Total return (3)	1.92%	(9)	5.85%	(9)

Net assets, at end of period (000s)	$ 38,397		$ 32,726

Ratio of gross expenses to average
net assets (4)(7)	2.39%	(6)	2.47%	(6)
Ratio of net expenses to average
net assets (7)	2.39%	(6)	2.47%	(6)
Ratio of net investment income
to average net assets (7)(8)	3.35%	(6)	2.52%	(6)

Portfolio Turnover Rate	84%	(9)	101%	(9)

(1) The Sierra Core Retirement Fund's Class C shares commenced operations on February 5, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.

See accompanying notes to financial statements.

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended		Year Ended		Period Ended
	March 31, 2011		September 30,		September 30,		September 30,
Class I Shares	(Unaudited)		2010		2009		2008 (1)
Net asset value, beginning of period	$ 24.23		$ 24.25		$ 19.21		$ 20.00

Activity from investment operations:
Net investment income (2)	0.48		0.95		0.76		0.17
Net realized and unrealized
gain (loss) on investments	0.03		1.26		4.67		(0.90)
Total from investment operations	0.51		2.21		5.43		(0.73)

Less distributions from:
Net investment income	(0.47)		(0.86)		(0.39)		(0.06)
Net realized gains	(0.84)		(1.37)		-		-
Total distributions	(1.31)		(2.23)		(0.39)		(0.06)

Net asset value, end of period	$ 23.43		$ 24.23		$ 24.25		$ 19.21

Total return (3)	2.26%	(9)	9.73%		28.54%		(3.67)%	(9)

Net assets, at end of period (000s)	$ 96,658		$ 113,476		$ 37,134		$ 87

Ratio of gross expenses to average
net assets (4)(7)	1.65%	(6)	1.70%		1.70%		1.79%	(6)
Ratio of net expenses to average
net assets (7)	1.65%	(6)	1.70%	(5)	1.75%	(5)	1.75%	(6)
Ratio of net investment income
to average net assets (7)(8)	4.03%	(6)	4.00%		3.24%		1.14%	(6)

Portfolio Turnover Rate	84%	(9)	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class I shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.

See accompanying notes to financial statements

SIERRA CORE RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year Ended		Year Ended		Period Ended
	March 31, 2011		September 30,		September 30,		September 30,
Class R Shares	(Unaudited)		2010		2009		2008 (1)
Net asset value, beginning of period	$ 24.12		$ 24.19		$ 19.20		$ 20.00

Activity from investment operations:
Net investment income (2)	0.51		1.00		0.47		0.20
Net realized and unrealized
gain (loss) on investments	0.03		1.26		5.01		(0.81)
Total from investment operations	0.54		2.26		5.48		(0.61)

Less distributions from:
Net investment income	(0.49)		(0.96)		(0.49)		(0.19)
Net realized gains	(0.84)		(1.37)		-		-
Total distributions	(1.33)		(2.33)		(0.49)		(0.19)

Net asset value, end of period	$ 23.33		$ 24.12		$ 24.19		$ 19.20

Total return (3)	2.41%	(9)	10.01%		28.91%		(3.08)%	(9)

Net assets, at end of period (000s)	$ 379,251		$ 327,907		$ 163,703		$ 120,043

Ratio of gross expenses to average
net assets (4)(7)	1.39%	(6)	1.44%		1.48%		1.54%	(6)
Ratio of net expenses to average
net assets (7)	1.39%	(6)	1.45%	(5)	1.50%	(5)	1.50%	(6)
Ratio of net investment income
to average net assets (7)(8)	4.33%	(6)	4.23%		2.29%		1.27%	(6)

Portfolio Turnover Rate	84%	(9)	101%		322%		488%	(9)

(1)	The Sierra Core Retirement Fund's Class R shares commenced operations on December 24, 2007.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(9) Not annualized.

SIERRA CORE RETIREMENT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2011 (Unaudited)

1.

ORGANIZATION

The Sierra Core Retirement Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to provide long-term total return and to limit volatility and risk. The Fund pursues its investment objective by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

The Fund currently offers Class A, Class C, Class I and Class R shares.  Class C, Class I and R shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Sierra Core Retirement Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 546,312,316	$ -	$ -	$ 546,312,316
Short-Term Investments	17,852,953	-	-	17,852,953
Total	$ 564,165,269	$ -	$ -	$ 564,165,269

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008-2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $440,780,189 and $400,767,981, respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Wright Fund Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until February 28, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.75% per annum of A and I Class average daily net assets, 1.50% per annum for R Class average daily net assets, and 2.50% per annum for C Class average daily net assets.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than 1.75%, 2.50%, 1.75% and 1.50% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.75%, 2.50%, 1.75% and 1.50% of average daily net assets for Class A, Class C, Class I and Class R, respectively. If the Operating Expenses attributable to the Class A, Class C, Class I and Class R shares subsequently exceed 1.75%, 2.50%, 1.75% and 1.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of March 31, 2011, there were no previously waived fees or reimbursed expenses available for recapture.

The Board has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25%, 0.25% and 1.00% of the average daily net assets attributable to Class A, I and C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. For the six months ended March 31, 2011, the Distributor received $199,651 in underwriting commissions for sales of Class A shares, of which $10,404 was retained by the principal underwriter or other affiliated broker-dealers.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

8 basis points or 0.08% on the first $500 million of net assets

-

5 basis points or 0.05% on the next $1.5 billion of net assets

-

4 basis points or 0.04% on the next $1.0 billion of net assets

-

3 basis points or 0.03% on net assets greater than $3.0 billion

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class of shares and the per-account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s share of such fees collected for the six months ended March 31, 2011 were $18,949.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended March 31, 2011, the Fund incurred expenses of $8,584 for compliance services pursuant to the Trust’s Agreement with NLCS. Such fees would be included in the line item marked “Compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended March 31, 2011, GemCom collected amounts totaling $18,374 for EDGAR and printing services performed.  Such fees would be included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2010	September 30, 2009
Ordinary Income	$ 25,613,725	$ 3,390,170
Long-Term Capital Gain	188,535	-

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Accumulated	Unrealized	Total
Ordinary	Long-Term	Capital &	Appreciation/	Accumulated
Income	Capital Gains	Other (Losses)	(Depreciation)	Earnings/(Deficits)
$ 7,739,882	$ 9,265,855	$ -	$ 17,360,918	$ 34,366,655

6.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

SIERRA CORE RETIREMENT FUND

EXPENSE EXAMPLES

March 31, 2011 (Unaudited)

As a shareholder of the Sierra Core Retirement Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Core Retirement Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 through March 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Core Retirement Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10– 3/31/11	Expense Ratio During Period** 10/1/10 – 3/31/11
Class A	$1,000.00	$1,022.40	$8.27	1.64%
Class C	1,000.00	1,019.20	12.03	2.39
Class I	1,000.00	1,022.60	8.32	1.65
Class R	1,000.00	1,024.10	7.01	1.39

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Expenses Paid During Period* 10/1/10 – 3/31/11	Expense Ratio During Period** 10/1/10 – 3/31/11
Class A	$1,000.00	$1,016.75	$8.25	1.64%
Class C	1,000.00	1,013.01	11.99	2.39
Class I	1,000.00	1,016.70	8.30	1.65
Class R	1,000.00	1,018.00	6.99	1.39

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

SIERRA CORE RETIREMENT FUND

SUPPLEMENTAL INFORMATION

March 31, 2011 (Unaudited)

Renewal of Advisory Agreement – Sierra Core Retirement Fund

In connection with a regular meeting held on September 22, 2010 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered the renewal of an investment advisory agreement (the “Agreement”) between Wright Fund Management, LLC (“Adviser”) and the Trust, on behalf of the Sierra Core Retirement Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Fund, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of the Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board the reviewed the Adviser’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet the obligations to the Fund. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to its track record.  The Board noted the exceptional performance of the Fund concluded that the Adviser’s past performance was acceptable.

  Fees and Expenses.  The Board noted that the Adviser charges a 1.25% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operations expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees considered the expense ratio for the Fund, and expense ratios of a peer group of funds. The Board noted that the Fund’s advisory fee is on the higher end of the Fund’s peer group.  However, the Board agreed that the Fund’s advisory fee was reasonable considering the Adviser’s superior performance.  The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  Fund counsel noted that the Board may need to negotiate a fee reduction with the Adviser if assets levels continue to increase.  The Trustees concluded that the Adviser’s level of profitability from its relationship to Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-738-4363.

INVESTMENT ADVISOR

Wright Fund Management, LLC

3420 Ocean Park Blvd. Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/8/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/8/11